Summary of Significant Accounting Policies - Schedule of Effect On Company's Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable, net of discount	$ 668	$ 1,285
Total current liabilities	1,029	1,832		1,704
Total liabilities	1,029	1,832
Accumulated deficit	(406,425)	(404,719)		(378,900)
Total stockholders' deficit	$ (253)	(1,309)	$ 9,870	$ 11,895	$ (583)
As Previously Reported [Member]
Notes payable, net of discount		1,851
Total current liabilities		2,398
Total liabilities		2,398
Accumulated deficit		(405,285)
Total stockholders' deficit		(1,875)
Adjustment [Member]
Notes payable, net of discount		(566)
Total current liabilities		(566)
Total liabilities		(566)
Accumulated deficit		566
Total stockholders' deficit		$ 566